Eaton Vance
Floating-Rate Fund
July 31, 2024 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2024, the value of the Fund’s investment in the Portfolio was $4,789,570,815 and the Fund owned 86.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.9%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.644%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,505,242
Series 2018-1A, Class E, 11.544%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,985,000
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.767%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,508,337
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.473%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	1,500	1,496,303
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.522%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,388,511
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.001%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	3,008,991
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.544%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,511,055
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class C, 8.484%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,012,295
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.263%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,994,520
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.144%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,520,862
Series 2018-1A, Class C, 8.163%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,497,210
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.494%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,600,354
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.251%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,510,689
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.144%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,310,112
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.144%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,511,663
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.247%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	1,250	1,258,843
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.913%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,750	1,756,914
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.212%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,004,786
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.413%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	$3,000	$ 3,013,566
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.417%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,511,650
Series 2018-1A, Class D, 11.167%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,439,674
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 8.684%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,496,840
Series 2016-3A, Class ER, 11.534%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,430,253
Series 2018-1A, Class D, 8.567%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,469,320
Series 2018-1A, Class E, 11.467%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,857,790
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.384%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	978,018
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.674%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	3,018,258
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.001%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,212
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.417%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,469,568
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.032%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	2,009,654
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.391%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,610,250
Series 2023-21A, Class D, 10.729%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,576,976
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.263%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,797,219
Series 2016-1A, Class ER, 11.313%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,887,668
Series 2016-2A, Class ER, 11.563%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,411,071
Series 2017-1A, Class E, 11.813%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,213,905
Series 2018-1A, Class D, 8.463%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,005,004
Series 2018-1A, Class E, 11.313%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,680,692
Series 2019-2A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,493,717

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.317%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	$5,000	$ 5,020,580
Series C17A, Class DR, 11.517%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,456,187
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.063%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,510,122
Series 2012-3A, Class DR2, 12.063%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,503,896
Series 2014-3RA, Class C, 8.475%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,005,035
Series 2014-3RA, Class D, 10.925%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,121,706
Series 2014-4RA, Class C, 8.463%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	2,005,440
Series 2014-4RA, Class D, 11.213%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,471,977
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.901%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,014,535
Series 2022-6A, Class DR, 10.035%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,268,814
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.144%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,005,354
CIFC Funding Ltd., Series 2022-4A, Class D, 8.836%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,758,356
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.413%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,490,522
Series 2018-55A, Class E, 10.963%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,887,610
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.163%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,956,725
Series 2015-41A, Class ER, 10.863%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,149,729
Series 2016-42A, Class D1AR, 8.601%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,503,653
Series 2016-42A, Class ERR, 11.801%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,517,055
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.244%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,255,700
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.356%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,513,520
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.457%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,970,230
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.944%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,006,198
Security	Principal Amount (000's omitted)	Value
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.644%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	$2,000	$ 2,004,008
Series 2018-2A, Class E, 11.294%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,645,388
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 11.679%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,460,626
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.351%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,525,415
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.522%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,003,678
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.744%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	1,000	1,002,582
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.785%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,222,298
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.082%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	502,805
Series 2022-24A, Class E, 12.702%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,004,961
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.397%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,325	1,332,070
Series 2015-1A, Class DR4, 12.087%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,006,940
Series 2021-2A, Class E, 11.913%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,009,649
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.245%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,262,108
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.063%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	953,921
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 11.513%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,780,645
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.046%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,890,775
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.444%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,525,564
Series 2016-1A, Class DR, 11.444%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,682
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.744%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,510,422
Series 2018-9A, Class D, 11.794%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,172,624

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd.:
Series 2015-3A, Class CR, 8.694%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	$2,500	$ 2,504,922
Series 2015-3A, Class DR, 11.744%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,170,264
Series 2016-3A, Class CR, 8.791%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	2,002,878
Series 2016-3A, Class DR, 11.621%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,207,560
Series 2018-2A, Class E, 10.813%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,349,465
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 9.044%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,186,208
Series 2021-3A, Class E, 12.663%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	910,652
Series 2022-1A, Class D, 9.441%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	1,001,459
Series 2022-1A, Class E, 13.161%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,999,698
Total Asset-Backed Securities (identified cost $218,097,346)		$ 216,363,203

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)(6)	950	$ 0
IAP Worldwide Services LLC(3)(4)(5)	1,627	0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 4,702,950
Phoenix Services International LLC(5)(6)	168,954	834,210
Phoenix Services International LLC(5)(6)	15,415	76,112
		$ 5,613,272
Containers and Glass Products — 0.0%(7)
LG Parent Holding Co.(5)(6)	250,979	$ 1,223,523
		$ 1,223,523
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	44,676	$ 768,427
		$ 768,427
Security	Shares	Value
Entertainment — 0.0%(7)
New Cineworld Ltd.(5)(6)	80,602	$ 1,531,438
		$ 1,531,438
Health Care — 0.2%
Akorn Holding Co. LLC(4)(5)(6)	705,631	$ 0
Cano Health, Inc.(5)(6)	314,140	2,513,120
Envision Parent, Inc.(5)(6)	778,264	8,431,167
		$ 10,944,287
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 10,116,998
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 10,116,998
Investment Companies — 0.0%(7)
Aegletes BV(5)(6)	116,244	$ 101,714
		$ 101,714
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(6)	141,193	$ 11,648,422
		$ 11,648,422
Oil and Gas — 0.0%
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.1%
Covis Midco 1 SARL, Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 SARL, Class B(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class C(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class D(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class E(5)(6)	8,008	4,084
Mallinckrodt International Finance SA(5)(6)	100,308	5,692,479
		$ 5,712,899
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(4)(5)(6)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(4)(5)(6)	2,590	$ 0
		$ 0

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $89,543,056)		$ 47,660,980

Corporate Bonds — 8.3%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.3%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	$ 3,239,999
6.875%, 12/15/30(1)	15,000	15,436,365
		$ 18,676,364
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	5,352	$ 5,320,903
5.75%, 4/20/29(1)	12,875	12,593,860
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,512,600
4.625%, 4/15/29(1)	4,625	4,374,527
		$ 26,801,890
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	675	$ 690,559
Clarios Global LP, 6.75%, 5/15/25(1)	1,890	1,893,287
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	3,893	3,893,330
		$ 6,477,176
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	4,075	$ 4,137,032
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	893,023
		$ 5,030,055
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	68	$ 68,156
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	4,475	4,129,508
Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL: (continued)
4.625%, 6/1/28(1)		15,725	$ 14,528,693
			$ 18,726,357
Chemicals — 0.5%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	1,250	$ 1,336,925
7.50%, 4/15/29(1)		7,425	7,567,404
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		9,350	8,630,737
7.125%, 10/1/27(1)		925	932,133
9.75%, 11/15/28(1)		8,600	9,149,704
			$ 27,616,903
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		12,300	$ 12,056,628
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		5,250	5,483,114
			$ 17,539,742
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)		5,150	$ 4,870,020
4.375%, 10/15/28(1)		5,125	4,815,762
			$ 9,685,782
Diversified Financial Services — 0.3%
AG Issuer LLC, 6.25%, 3/1/28(1)		7,075	$ 6,786,536
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		2,925	2,989,216
Aretec Group, Inc., 10.00%, 8/15/30(1)		4,225	4,509,942
			$ 14,285,694
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)		1,300	$ 903,825
5.125%, 7/15/29(1)		28,050	19,700,919
5.50%, 10/15/29(1)		6,455	4,547,407
Level 3 Financing, Inc., 10.75%, 12/15/30(1)		11,225	11,631,906
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	5,642,986
			$ 42,427,043

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,599,567
		$ 8,599,567
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	16,425	$ 15,476,103
		$ 15,476,103
Engineering & Construction — 0.0%(7)
Artera Services LLC, 8.50%, 2/15/31(1)	1,175	$ 1,205,422
		$ 1,205,422
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	3,925	$ 3,979,250
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	586	586,663
		$ 4,565,913
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	21,300	$ 19,892,702
Tenet Healthcare Corp., 4.25%, 6/1/29	5,950	5,619,109
		$ 25,511,811
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 32,735,036
		$ 32,735,036
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	5,000	$ 5,047,241
		$ 5,047,241
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	700	$ 666,833
AmWINS Group, Inc., 6.375%, 2/15/29(1)	5,850	5,938,405
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,734,714
		$ 22,339,952
Internet Software & Services — 0.2%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,827,026
		$ 13,827,026
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,300	$ 3,300,389
Security	Principal Amount* (000's omitted)	Value
Leisure Goods/Activities/Movies (continued)
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,500	$ 20,364,286
		$ 23,664,675
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,400	$ 12,527,465
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	7,150	7,016,337
		$ 19,543,802
Media — 0.0%(7)
iHeartCommunications, Inc., 6.375%, 5/1/26	2,896	$ 2,450,923
		$ 2,450,923
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	10,525	$ 10,526,587
		$ 10,526,587
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 5,102,280
		$ 5,102,280
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	6,393	$ 6,410,393
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	4,425	4,384,865
		$ 10,795,258
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 14,562,131
		$ 14,562,131
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	14,930	$ 15,499,251
9.00%, 9/30/29(1)	7,100	7,064,721
GoTo Group, Inc., 5.50%, 5/1/28(1)	4,842	3,813,599
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,073,406
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	4,900	4,267,606
		$ 38,718,583

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	9,650	$ 9,060,883
		$ 9,060,883
Telecommunications — 0.0%(7)
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	3,550	$ 3,010,188
		$ 3,010,188
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	6,355	$ 6,315,119
		$ 6,315,119
Total Corporate Bonds (identified cost $479,791,508)		$ 460,325,506

Senior Floating-Rate Loans — 82.4%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.6%
Aernnova Aerospace SAU, Term Loan, 7.708%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,227,163
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28		24,007	24,146,950
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28		9,257	9,310,443
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(4)(9)		6,709	5,330,664
Novaria Holdings LLC, Term Loan, 9.694%, (SOFR + 4.25%), 6/6/31		1,950	1,964,625
TransDigm, Inc.:
Term Loan, 7.843%, (SOFR + 2.50%), 2/28/31		9,252	9,286,216
Term Loan, 8.085%, (SOFR + 2.75%), 3/22/30		27,405	27,528,210
			$ 85,794,271
Airlines — 0.4%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28		20,719	$ 21,453,996
			$ 21,453,996
Apparel & Luxury Goods — 0.9%
ABG Intermediate Holdings 2 LLC:
Term Loan, 12/21/28(10)		7,100	$ 7,131,062
Term Loan, 12/21/28(10)		1,000	1,005,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 9.459%, (SOFR + 4.00%), 12/29/27		21,554	$ 21,553,933
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30		4,518	4,537,578
Touchdown Acquirer, Inc.:
Term Loan, 7.794%, (3 mo. EURIBOR + 4.00%), 2/21/31	EUR	3,825	4,165,478
Term Loan, 9.304%, (SOFR + 4.00%), 2/21/31		1,600	1,605,333
Term Loan, 9.326%, (SOFR + 4.00%), 2/21/31		7,425	7,449,748
Varsity Brands, Inc., Term Loan, 7/25/31(10)		4,500	4,483,688
			$ 51,931,820
Auto Components — 1.6%
Adient U.S. LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		6,457	$ 6,500,020
Autokiniton U.S. Holdings, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 4/6/28		20,423	20,572,230
Clarios Global LP, Term Loan, 6.846%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	16,490	17,877,045
DexKo Global, Inc.:
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,284	4,547,328
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,678,102
Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28		9,295	9,274,372
LSF12 Badger Bidco LLC, Term Loan, 11.344%, (SOFR + 6.00%), 8/30/30		3,085	3,061,366
LTI Holdings, Inc., Term Loan, 7/19/29(10)		2,000	1,985,624
RealTruck Group, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 1/31/28		11,420	11,406,135
Term Loan, 10.458%, (SOFR + 5.00%), 1/31/28		7,107	7,109,405
			$ 89,011,627
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 1/22/31		17,045	$ 17,078,613
MajorDrive Holdings IV LLC:
Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28		14,779	14,798,632
Term Loan, 10.985%, (SOFR + 5.50%), 6/1/29		2,124	2,138,706
			$ 34,015,951
Beverages — 0.9%
City Brewing Co. LLC:
Term Loan, 9.063%, (SOFR + 3.50%), 4/5/28		8,971	$ 8,029,302
Term Loan, 11.551%, (SOFR + 6.25%), 4/5/28		4,769	4,792,829
Term Loan - Second Lien, 10.563%, (SOFR + 5.26%), 9.063% cash, 1.50% PIK, 4/5/28		10,251	8,098,410

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28		26,033	$ 26,144,627
			$ 47,065,168
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.964%, (SOFR + 2.50%), 3/12/26		18,038	$ 18,127,862
Alltech, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 10/13/28		4,700	4,689,821
Grifols Worldwide Operations USA, Inc., Term Loan, 7.402%, (SOFR + 2.00%), 11/15/27		3,023	2,943,673
			$ 25,761,356
Building Products — 0.7%
Cornerstone Building Brands, Inc.:
Term Loan, 8.679%, (SOFR + 3.25%), 4/12/28		6,010	$ 5,711,628
Term Loan, 9.829%, (SOFR + 4.50%), 5/2/31		4,375	4,181,770
CPG International, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 4/28/29		5,574	5,609,284
LHS Borrower LLC, Term Loan, 10.194%, (SOFR + 4.75%), 2/16/29		5,782	5,417,693
MI Windows and Doors LLC, Term Loan, 8.844%, (SOFR + 3.50%), 3/28/31		12,400	12,454,250
Oscar AcquisitionCo LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29		1,586	1,578,384
Sport Group Holding GmbH, Term Loan, 6/6/31(10)	EUR	1,300	1,415,718
Standard Industries, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 9/22/28		3,773	3,789,929
			$ 40,158,656
Capital Markets — 4.1%
Advisor Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/17/28		22,170	$ 21,881,257
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28		6,172	6,152,509
Aretec Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/9/30		26,924	26,537,435
CeramTec AcquiCo GmbH, Term Loan, 7.294%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	13,858,375
Citco Funding LLC, Term Loan, 8.097%, (SOFR + 2.75%), 4/27/28		8,114	8,144,148
Edelman Financial Center LLC, Term Loan, 8.594%, (SOFR + 3.25%), 4/7/28		18,804	18,848,132
EIG Management Co. LLC, Term Loan, 10.335%, (SOFR + 5.00%), 5/17/29		4,325	4,292,562
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29		12,722	12,810,945
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Focus Financial Partners LLC:
Term Loan, 7.844%, (SOFR + 2.50%), 6/30/28		9,802	$ 9,809,259
Term Loan, 8.094%, (SOFR + 2.75%), 6/30/28		28,324	28,365,397
Franklin Square Holdings LP, Term Loan, 7.594%, (SOFR + 2.25%), 4/25/31		9,825	9,837,281
Guggenheim Partners LLC, Term Loan, 8.585%, (SOFR + 3.25%), 12/12/29		19,085	19,208,238
HighTower Holdings LLC, Term Loan, 9.541%, (SOFR + 4.00%), 4/21/28		2,655	2,660,750
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 3/22/31		6,275	6,306,375
LPL Holdings, Inc., Term Loan, 7.193%, (SOFR + 1.75%), 11/12/26		10,701	10,713,385
Mariner Wealth Advisors LLC, Term Loan, 8.335%, (SOFR + 3.00%), 8/18/28		13,344	13,365,221
Press Ganey Holdings, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/30/31		6,200	6,200,000
Victory Capital Holdings, Inc., Term Loan, 7.664%, (SOFR + 2.25%), 12/29/28		6,839	6,859,441
			$ 225,850,710
Chemicals — 4.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 12/20/29		16,830	$ 16,911,951
CPC Acquisition Corp., Term Loan, 9.346%, (SOFR + 3.75%), 12/29/27		14,714	12,172,055
Discovery Purchaser Corp., Term Loan, 10/4/29(10)		5,700	5,702,377
ECO Services Operations Corp., Term Loan, 7.502%, (SOFR + 2.25%), 6/12/31		8,623	8,649,170
Flint Group Topco Ltd.:
Term Loan, 12.545%, (SOFR + 7.26%), 5.645% cash, 6.90% PIK, 12/31/27		20	16,704
Term Loan - Second Lien, 12.545%, (SOFR + 7.26%), 5.645% cash, 6.90% PIK, 12/31/27		167	34,276
Gemini HDPE LLC, Term Loan, 8.514%, (SOFR + 3.00%), 12/31/27		4,513	4,535,818
GEON Performance Solutions LLC, Term Loan, 9.846%, (SOFR + 4.25%), 8/18/28		5,618	5,646,058
Groupe Solmax, Inc., Term Loan, 10.282%, (SOFR + 4.75%), 5/29/28(11)		9,183	8,971,820
INEOS Enterprises Holdings II Ltd., Term Loan, 7.794%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	1,975	2,155,255
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.197%, (SOFR + 3.75%), 7/8/30		10,870	10,924,727
INEOS Finance PLC:
Term Loan, 6.346%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,598,909
Term Loan, 7.096%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	6,200	6,681,421

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.346%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	3,637	$ 3,946,431
Term Loan, 7.596%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,577,564
Term Loan, 9.194%, (SOFR + 3.75%), 3/14/30		4,950	4,943,812
INEOS U.S. Finance LLC:
Term Loan, 8.594%, (SOFR + 3.25%), 2/18/30		23,173	23,107,407
Term Loan, 9.094%, (SOFR + 3.75%), 2/7/31		5,275	5,294,122
Lonza Group AG:
Term Loan, 7.647%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	4,600	4,777,971
Term Loan, 9.36%, (SOFR + 3.93%), 7/3/28		8,691	8,432,685
Momentive Performance Materials, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 3/29/28		21,423	21,469,523
Olympus Water U.S. Holding Corp., Term Loan, 9.097%, (SOFR + 3.75%), 6/20/31		8,551	8,587,913
Orion Engineered Carbons GmbH, Term Loan, 6.122%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,332,520
Rohm Holding GmbH:
Term Loan, 8.84%, (6 mo. EURIBOR + 5.25%), 8.59% cash, 0.25% PIK, 1/31/29	EUR	11,805	12,290,612
Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		13,677	12,976,426
SCUR-Alpha 1503 GmbH, Term Loan, 10.752%, (SOFR + 5.50%), 3/29/30		10,411	9,790,907
Tronox Finance LLC:
Term Loan, 8.073%, (SOFR + 2.50%), 3/10/28(11)		11,570	11,614,301
Term Loan, 8.094%, (SOFR + 2.75%), 4/4/29		8,664	8,699,915
			$ 232,842,650
Commercial Services & Supplies — 1.8%
Albion Financing 3 SARL:
Term Loan, 9.826%, (SOFR + 4.25%), 8/17/29		6,916	$ 6,985,499
Term Loan, 8/16/29(10)	EUR	1,250	1,360,929
Belfor Holdings, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 11/1/30		6,159	6,193,535
EnergySolutions LLC, Term Loan, 9.094%, (SOFR + 3.75%), 9/20/30		15,932	16,051,122
Foundever Group, Term Loan, 7.35%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	3,030,564
Foundever Worldwide Corp., Term Loan, 9.208%, (SOFR + 3.75%), 8/28/28		16,331	11,461,133
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 6/27/31		8,975	9,013,467
Harsco Corp., Term Loan, 7.708%, (SOFR + 2.25%), 3/10/28		878	878,307
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Heritage-Crystal Clean, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 10/17/30		7,288	$ 7,335,443
Monitronics International, Inc., Term Loan, 13.014%, (SOFR + 7.50%), 6/30/28		12,250	12,265,098
Phoenix Services International LLC, Term Loan, 11.444%, (SOFR + 6.10%), 6/30/28		2,079	1,995,825
Prime Security Services Borrower LLC, Term Loan, 7.582%, (SOFR + 2.25%), 10/13/30		9,075	9,107,615
Tempo Acquisition LLC, Term Loan, 7.594%, (SOFR + 2.25%), 8/31/28		2,011	2,020,252
TMF Group Holding BV, Term Loan, 8.814%, (SOFR + 3.50%), 5/3/28(11)		4,627	4,644,100
TruGreen LP, Term Loan, 9.444%, (SOFR + 4.00%), 11/2/27		8,334	7,967,637
			$ 100,310,526
Construction Materials — 0.6%
Quikrete Holdings, Inc.:
Term Loan, 7.594%, (SOFR + 2.25%), 3/19/29		20,466	$ 20,541,396
Term Loan, 7.844%, (SOFR + 2.50%), 4/14/31		5,381	5,405,075
U.S. Silica Co., Term Loan, 7/18/31(10)		8,125	8,064,062
			$ 34,010,533
Consumer Staples Distribution & Retail — 0.6%
Cardenas Markets, Inc., Term Loan, 12.185%, (SOFR + 6.75%), 8/1/29		4,123	$ 4,143,163
Peer Holding III BV:
Term Loan, 7.346%, (1 mo. EURIBOR + 3.75%), 9/29/28	EUR	5,725	6,220,757
Term Loan, 8.314%, (SOFR + 3.00%), 6/20/31		13,425	13,500,516
Term Loan, 8.585%, (SOFR + 3.25%), 10/28/30		11,446	11,510,698
			$ 35,375,134
Containers & Packaging — 1.2%
Altium Packaging LLC, Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31		4,775	$ 4,775,000
Berlin Packaging LLC, Term Loan, 9.093%, (SOFR + 3.75%), 6/9/31		5,912	5,942,970
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.68%), 4/13/29		12,859	12,885,650
Kouti BV, Term Loan, 7.219%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	24,250	26,342,977
Pretium Packaging LLC, Term Loan - Second Lien, 11.33%, (SOFR + 6.00%), 9.927% cash, 1.403% PIK, 10/2/28		2,488	2,074,679

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.333%, (SOFR + 6.75%), 10/1/29		6,675	$ 3,813,094
Proampac PG Borrower LLC, Term Loan, 9.31%, (SOFR + 4.00%), 9/15/28		11,766	11,817,425
			$ 67,651,795
Distributors — 0.5%
CD&R Hydra Buyer, Inc., Term Loan, 9.444%, (SOFR + 4.00%), 3/25/31		8,329	$ 8,370,771
Parts Europe SA, Term Loan, 7.438%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	14,275	15,518,638
Phillips Feed Service, Inc., Term Loan, 12.444%, (SOFR + 7.00%), 11/13/24(4)		467	287,522
Rubix Group Midco 3 Ltd., Term Loan, 8.149%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	1,500	1,631,943
Winterfell Financing SARL, Term Loan, 8.806%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,146,011
			$ 27,954,885
Diversified Consumer Services — 1.5%
Ascend Learning LLC:
Term Loan, 8.944%, (SOFR + 3.50%), 12/11/28		6,718	$ 6,734,001
Term Loan - Second Lien, 11.194%, (SOFR + 5.75%), 12/10/29		3,500	3,377,500
Belron Finance U.S. LLC, Term Loan, 7.514%, (SOFR + 2.00%), 4/13/28		7,571	7,595,921
Chrysaor Bidco SARL:
Term Loan, 5/14/31(10)		792	795,876
Term Loan, 7/14/31(10)		10,708	10,761,624
FrontDoor, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 6/17/28		849	850,341
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30		16,209	16,300,427
Project Boost Purchaser LLC:
Term Loan, 8.786%, (SOFR + 3.50%), 7/16/31		8,075	8,095,906
Term Loan - Second Lien, 10.533%, (SOFR + 5.25%), 7/16/32		3,575	3,650,969
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27		10,709	9,812,418
Spring Education Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 10/4/30		3,706	3,736,489
Wand NewCo 3, Inc., Term Loan, 8.597%, (SOFR + 3.25%), 1/30/31		12,150	12,216,599
			$ 83,928,071
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,498,230
			$ 9,498,230
Diversified Telecommunication Services — 0.7%
Anuvu Holdings 2 LLC:
Term Loan, 13.444%, (SOFR + 8.00%), 3/24/25(4)		9,639	$ 7,711,294
Term Loan - Second Lien, 13.694%, (SOFR + 8.25%), 5.444% cash, 8.25% PIK, 3/23/26(4)		7,706	3,443,031
Level 3 Financing, Inc.:
Term Loan, 11.91%, (SOFR + 6.56%), 4/15/29		6,175	6,138,251
Term Loan, 11.91%, (SOFR + 6.56%), 4/15/30		6,175	6,100,786
Lumen Technologies, Inc.:
Term Loan, 7.814%, (SOFR + 2.35%), 4/15/29		9,571	7,204,199
Term Loan, 7.814%, (SOFR + 2.35%), 4/15/30		9,571	7,007,067
Virgin Media Bristol LLC, Term Loan, 7.943%, (SOFR + 2.50%), 1/31/28		2,563	2,470,855
			$ 40,075,483
Electrical Equipment — 0.6%
WEC U.S. Holdings Ltd., Term Loan, 8.094%, (SOFR + 2.75%), 1/27/31		31,492	$ 31,596,444
			$ 31,596,444
Electronic Equipment, Instruments & Components — 1.5%
Chamberlain Group, Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 11/3/28		11,172	$ 11,161,521
Term Loan, 11/3/28(10)		2,319	2,318,096
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28		12,719	11,891,872
II-VI, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 7/2/29		373	373,934
Minimax Viking GmbH, Term Loan, 6.846%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,452	3,759,121
Mirion Technologies, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 10/20/28		1,722	1,714,651
Robertshaw U.S. Holding Corp.:
DIP Loan, 15.85%, (SOFR + 10.50%), 6.35% cash, 9.50% PIK, 9/27/24		5,886	5,828,631
Term Loan, 0.00%, 2/28/27(9)		3	3,223
Term Loan, 0.00%, 2/28/27(9)		18,216	17,760,174
Term Loan - Second Lien, 0.00%, 2/28/27(9)		16,894	8,869,335

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc., Term Loan, 8.093%, (SOFR + 2.75%), 5/30/30	5,173	$ 5,192,148
Verifone Systems, Inc., Term Loan, 9.598%, (SOFR + 4.00%), 8/20/25	14,502	12,598,267
		$ 81,470,973
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 11.339%, (SOFR + 6.00%), 12/31/25(4)	27,472	$ 12,711,144
Term Loan, 16.462%, (SOFR + 11.00%), 11.462% cash, 5.00% PIK, 12/31/25(4)	3,273	1,514,207
GIP Pilot Acquisition Partners LP, Term Loan, 7.818%, (SOFR + 2.50%), 10/4/30	4,851	4,880,874
PG Investment Co. 59 SARL, Term Loan, 8.835%, (SOFR + 3.50%), 3/26/31	10,350	10,434,094
		$ 29,540,319
Engineering & Construction — 0.8%
American Residential Services LLC, Term Loan, 9.096%, (SOFR + 3.50%), 10/15/27	493	$ 495,717
APi Group DE, Inc., Term Loan, 7.347%, (SOFR + 2.00%), 1/3/29	10,603	10,637,392
Artera Services LLC, Term Loan, 9.835%, (SOFR + 4.50%), 2/15/31	4,140	4,161,615
Azuria Water Solutions, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 5/17/28	15,647	15,726,034
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30	13,425	13,447,379
		$ 44,468,137
Entertainment — 0.9%
City Football Group Ltd., Term Loan, 8.464%, (SOFR + 3.00%), 7/22/30	8,186	$ 8,201,492
Crown Finance U.S., Inc., Term Loan, 13.958%, (SOFR + 8.50%), 6.958% cash, 7.00% PIK, 7/31/28	1,875	1,908,248
Delta 2 (LUX) SARL, Term Loan, 7.585%, (SOFR + 2.25%), 1/15/30	2,500	2,513,840
Live Nation Entertainment, Inc., Term Loan, 7.195%, (SOFR + 1.75%), 10/19/26	5,527	5,532,111
Playtika Holding Corp., Term Loan, 8.208%, (SOFR + 2.75%), 3/13/28	13,423	13,464,858
Renaissance Holding Corp., Term Loan, 9.597%, (SOFR + 4.25%), 4/5/30	10,942	10,981,208
UFC Holdings LLC, Term Loan, 8.291%, (SOFR + 2.75%), 4/29/26	7,141	7,165,897
Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	1,592	$ 982,108
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	470,388
			$ 51,220,150
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		3,605	$ 3,598,688
			$ 3,598,688
Financial Services — 1.9%
CPI Holdco B LLC, Term Loan, 7.344%, (SOFR + 2.00%), 5/19/31		11,900	$ 11,914,875
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)		17,712	3,498,178
Grant Thornton Advisors LLC, Term Loan, 8.597%, (SOFR + 3.25%), 6/2/31		16,875	16,946,196
GTCR W Merger Sub LLC, Term Loan, 8.335%, (SOFR + 3.00%), 1/31/31		30,700	30,786,328
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29(11)		13,604	13,816,664
Nuvei Technologies Corp.:
Term Loan, 8.444%, (SOFR + 3.00%), 12/19/30		8,258	8,293,987
Term Loan, 7/18/31(10)		5,150	5,150,000
Walker & Dunlop, Inc., Term Loan, 7.694%, (SOFR + 2.25%), 12/16/28		12,724	12,771,464
WEX, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 3/31/28		1,257	1,263,798
			$ 104,441,490
Food Products — 0.8%
8th Avenue Food & Provisions, Inc., Term Loan, 10.208%, (SOFR + 4.75%), 10/1/25		6,491	$ 6,158,751
Badger Buyer Corp., Term Loan, 8.958%, (SOFR + 3.50%), 9/30/24		4,737	4,586,128
Del Monte Foods, Inc., Term Loan, 9.736%, (SOFR + 4.25%), 5/16/29		6,214	4,719,770
Froneri International Ltd.:
Term Loan, 5.715%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,619,706
Term Loan, 7.694%, (SOFR + 2.25%), 1/29/27		4,655	4,667,046
Nomad Foods U.S. LLC, Term Loan, 7.813%, (SOFR + 2.50%), 11/12/29		7,953	7,972,789
Simply Good Foods USA, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 3/17/27		1,490	1,496,935

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	8,400	$ 9,112,208
Valeo F1 Co. Ltd. (Ireland), Term Loan, 10.191%, (SONIA + 5.00%), 6/28/28	GBP	2,500	3,127,101
			$ 43,460,434
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 7.585%, (SOFR + 2.25%), 12/31/30		20,020	$ 20,087,798
			$ 20,087,798
Health Care Equipment & Supplies — 0.7%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28		8,954	$ 8,797,593
Journey Personal Care Corp., Term Loan, 9.712%, (SOFR + 4.25%), 3/1/28		21,094	21,072,618
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.50%), 10/23/28		10,779	10,822,684
			$ 40,692,895
Health Care Providers & Services — 4.1%
AEA International Holdings (Lux) SARL, Term Loan, 8.033%, (SOFR + 2.75%), 9/7/28		13,578	$ 13,645,851
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.335%, (SOFR + 8.00%), 11.085% cash, 2.25% PIK, 1/15/26		17,553	15,183,548
Cano Health LLC, Term Loan, 13.345%, (SOFR + 8.00%), 6/28/29		1,353	1,366,807
CCRR Parent, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 3/6/28		4,673	4,158,689
Cerba Healthcare SAS:
Term Loan, 7.296%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	18,925	18,461,154
Term Loan, 7.546%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,225	8,069,010
CHG Healthcare Services, Inc., Term Loan, 8.961%, (SOFR + 3.50%), 9/29/28		4,179	4,188,795
Concentra Health Services, Inc., Term Loan, 7/28/31(10)		3,525	3,536,016
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(9)		9,853	3,982,282
Elsan SAS, Term Loan, 6.819%, (3 mo. EURIBOR + 3.10%), 6/16/28	EUR	4,100	4,393,860
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29		14,721	14,794,679
IVC Acquisition Ltd.:
Term Loan, 8.795%, (6 mo. EURIBOR + 5.00%), 12/12/28	EUR	4,100	4,460,689
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
IVC Acquisition Ltd.: (continued)
Term Loan, 10.085%, (SOFR + 4.75%), 12/12/28		10,547	$ 10,610,792
Medical Solutions Holdings, Inc.:
Term Loan, 8.602%, (SOFR + 3.25%), 11/1/28		13,640	10,900,976
Term Loan - Second Lien, 12.352%, (SOFR + 7.00%), 11/1/29		9,500	6,566,875
Mehilainen Yhtiot Oy:
Term Loan, 7.624%, (1 week EURIBOR + 4.00%), 8/9/28	EUR	6,025	6,547,727
Term Loan, 7/4/31(10)	EUR	907	986,363
Term Loan, 7/4/31(10)	EUR	5,068	5,512,413
Midwest Physician Administrative Services LLC, Term Loan, 8.846%, (SOFR + 3.25%), 3/12/28		1,398	1,236,929
National Mentor Holdings, Inc.:
Term Loan, 9.185%, (SOFR + 3.75%), 3/2/28		334	314,948
Term Loan, 9.192%, (SOFR + 3.75%), 3/2/28(11)		12,157	11,473,421
Term Loan - Second Lien, 12.685%, (SOFR + 7.25%), 3/2/29		5,525	5,055,375
Pacific Dental Services LLC, Term Loan, 8.585%, (SOFR + 3.25%), 3/15/31		8,279	8,318,063
Phoenix Guarantor, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31		16,648	16,669,085
R1 RCM, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 6/21/29		2,288	2,302,943
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31		7,025	7,062,008
Ramsay Generale de Sante SA, Term Loan, 6.638%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	4,500	4,876,212
Select Medical Corp., Term Loan, 8.344%, (SOFR + 3.00%), 3/6/27		6,585	6,595,814
Sound Inpatient Physicians, Term Loan - Second Lien, 10.596%, (SOFR + 5.00%), 9.096% cash, 1.50% PIK, 6/28/28		2,183	1,681,100
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,300,680
Term Loan, 8.414%, (3 mo. EURIBOR + 4.75%), 12/23/30	EUR	5,250	5,729,539
TTF Holdings LLC, Term Loan, 9.094%, (SOFR + 3.75%), 7/18/31		13,500	13,542,187
U.S. Anesthesia Partners, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 10/1/28		4,979	4,822,847
			$ 229,347,677
Health Care Technology — 0.8%
Certara LP, Term Loan, 8.341%, (SOFR + 3.00%), 6/26/31		1,799	$ 1,810,369

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Cotiviti Corp., Term Loan, 8.593%, (SOFR + 3.25%), 5/1/31		9,576	$ 9,613,902
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27		14,353	14,438,233
Project Ruby Ultimate Parent Corp., Term Loan, 8.958%, (SOFR + 3.50%), 3/10/28		3,466	3,483,644
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27		12,828	11,913,654
Waystar Technologies, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 10/22/29		1,757	1,771,961
			$ 43,031,763
Hotels, Restaurants & Leisure — 4.6%
1011778 BC Unlimited Liability Co., Term Loan, 7.094%, (SOFR + 1.75%), 9/20/30		32,485	$ 32,396,559
Caesars Entertainment, Inc., Term Loan, 8.097%, (SOFR + 2.75%), 2/6/31		22,419	22,496,875
Carnival Corp., Term Loan, 8.094%, (SOFR + 2.75%), 10/18/28		26,623	26,830,784
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.00%), 9/18/26		17,840	17,976,019
Fertitta Entertainment LLC, Term Loan, 9.079%, (SOFR + 3.75%), 1/27/29		19,699	19,761,821
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/29/30		31,591	31,678,126
GVC Holdings (Gibraltar) Ltd., Term Loan, 6.922%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	21,225	23,106,489
Hilton Domestic Operating Co., Inc., Term Loan, 7.10%, (SOFR + 1.75%), 11/8/30		6,575	6,592,121
Light and Wonder International, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 4/14/29		7,369	7,388,773
Ontario Gaming GTA LP, Term Loan, 9.585%, (SOFR + 4.25%), 8/1/30		14,850	14,935,453
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.859%, (SOFR + 8.25%), 6/23/26		3,448	3,471,264
Playa Resorts Holding BV, Term Loan, 8.094%, (SOFR + 2.75%), 1/5/29		26,767	26,806,694
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 8/25/28		19,300	19,323,851
Station Casinos LLC, Term Loan, 7.594%, (SOFR + 2.25%), 3/14/31		4,389	4,400,473
			$ 257,165,302
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28		18,430	$ 14,716,355
Libbey Glass, Inc., Term Loan, 11.929%, (SOFR + 6.50%), 11/22/27		14,133	14,062,618
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Serta Simmons Bedding LLC:
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28		2,161	$ 2,150,422
Term Loan, 12.949%, (SOFR + 7.50%), 6/29/28		19,908	16,199,732
Solis IV BV, Term Loan, 8.836%, (SOFR + 3.50%), 2/26/29		13,614	13,488,853
			$ 60,617,980
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 12/22/27		5,327	$ 5,345,562
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 6/27/31		19,575	19,316,336
			$ 24,661,898
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		2,290	$ 2,291,372
Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		2,618	2,621,346
			$ 4,912,718
Industrial Conglomerates — 0.4%
Ammeraal Beltech Holding BV, Term Loan, 8.722%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	8,225	$ 8,941,242
Rain Carbon GmbH, Term Loan, 8.826%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	14,746,551
			$ 23,687,793
Industrials Conglomerates — 0.4%
Kohler Energy Co. LLC, Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31		22,475	$ 22,699,750
			$ 22,699,750
Insurance — 1.9%
Acrisure LLC, Term Loan, 11/6/30(10)		3,000	$ 2,999,250
Alliant Holdings Intermediate LLC, Term Loan, 8.845%, (SOFR + 3.50%), 11/6/30		13,798	13,871,665
AmWINS Group, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 2/19/28		3,960	3,971,726
AssuredPartners, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 2/14/31		14,539	14,599,145
Broadstreet Partners, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 6/14/31		25,025	25,097,998
Financiere CEP SAS, Term Loan, 7.222%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,587,636
HUB International Ltd., Term Loan, 8.226%, (SOFR + 3.00%), 6/20/30(11)		19,611	19,651,540

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Truist Insurance Holdings LLC:
Term Loan, 8.585%, (SOFR + 3.25%), 5/6/31		6,500	$ 6,529,789
Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32		3,500	3,602,813
USI, Inc.:
Term Loan, 8.085%, (SOFR + 2.75%), 11/22/29		3,990	4,002,469
Term Loan, 8.085%, (SOFR + 2.75%), 9/27/30		4,466	4,478,030
			$ 104,392,061
Interactive Media & Services — 0.5%
Buzz Finco LLC:
Term Loan, 8.194%, (SOFR + 2.75%), 1/29/27		1,946	$ 1,951,000
Term Loan, 8.694%, (SOFR + 3.25%), 1/29/27		435	436,145
Foundational Education Group, Inc., Term Loan, 9.264%, (SOFR + 3.75%), 8/31/28		5,097	4,892,893
Getty Images, Inc.:
Term Loan, 8.625%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,395,368
Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26		13,124	13,132,275
Match Group, Inc., Term Loan, 7.244%, (SOFR + 1.75%), 2/13/27		6,450	6,447,310
			$ 29,254,991
IT Services — 3.7%
Asurion LLC:
Term Loan, 9.444%, (SOFR + 4.00%), 8/19/28		8,990	$ 8,926,840
Term Loan, 9.594%, (SOFR + 4.25%), 8/19/28		7,046	7,031,525
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/31/28		15,790	14,684,700
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/20/29		2,375	2,182,031
Endure Digital, Inc., Term Loan, 8.949%, (SOFR + 3.50%), 2/10/28		29,545	26,566,251
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27		3,558	3,188,431
Go Daddy Operating Co. LLC:
Term Loan, 7.094%, (SOFR + 1.75%), 5/30/31		7,400	7,413,246
Term Loan, 7.344%, (SOFR + 2.00%), 11/9/29		38,773	38,892,027
Informatica LLC, Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28		31,353	31,497,005
NAB Holdings LLC, Term Loan, 8.095%, (SOFR + 2.75%), 11/23/28		14,243	14,276,513
Rackspace Finance LLC:
Term Loan, 11.697%, (SOFR + 6.25%), 5/15/28		9,951	10,087,509
Term Loan - Second Lien, 8.197%, (SOFR + 2.75%), 5/15/28		25,876	12,118,558
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31		12,820	$ 12,848,226
team.blue Finco SARL, Term Loan, 7.422%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	12,650	13,699,018
Virtusa Corp., Term Loan, 8.594%, (SOFR + 3.25%), 2/15/29		1,995	2,004,560
			$ 205,416,440
Leisure Products — 0.4%
Fender Musical Instruments Corp., Term Loan, 9.444%, (SOFR + 4.00%), 12/1/28		2,145	$ 2,109,922
Hayward Industries, Inc., Term Loan, 7.958%, (SOFR + 2.50%), 5/30/28		8,985	9,009,193
OVG Business Services LLC, Term Loan, 8.344%, (SOFR + 3.00%), 6/25/31		3,650	3,656,844
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30		9,381	9,454,473
			$ 24,230,432
Life Sciences Tools & Services — 1.0%
Avantor Funding, Inc., Term Loan, 6.096%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	6,573	$ 7,157,202
Cambrex Corp., Term Loan, 8.944%, (SOFR + 3.50%), 12/4/26		323	319,682
Catalent Pharma Solutions, Inc.:
Term Loan, 7.46%, (SOFR + 2.00%), 2/22/28		1,016	1,016,351
Term Loan, 8.345%, (SOFR + 3.00%), 2/22/28		2,643	2,659,896
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26(11)		17,135	16,282,521
ICON Luxembourg SARL, Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28		5,446	5,484,041
LGC Group Holdings Ltd., Term Loan, 6.846%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	5,775	6,248,818
Loire Finco Luxembourg SARL, Term Loan, 8.944%, (SOFR + 3.50%), 4/21/27		1,114	1,111,912
Packaging Coordinators Midco, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 11/30/27		3,416	3,433,580
PRA Health Sciences, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28		1,357	1,366,394
Sotera Health Holdings LLC, Term Loan, 8.594%, (SOFR + 3.25%), 5/30/31		7,575	7,572,637
			$ 52,653,034
Machinery — 4.4%
AI Aqua Merger Sub, Inc., Term Loan, 8.843%, (SOFR + 3.50%), 7/31/28		23,813	$ 23,908,418

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Ali Group North America Corp., Term Loan, 7.458%, (SOFR + 2.00%), 7/30/29		11,337	$ 11,404,801
American Trailer World Corp., Term Loan, 9.194%, (SOFR + 3.75%), 3/3/28		3,894	3,814,138
Apex Tool Group LLC:
Term Loan, 15.45%, (SOFR + 10.10%), 5.35% cash, 10.10% PIK, 2/8/30		11,644	11,265,409
Term Loan - Second Lien, 12.70%, (SOFR + 7.35%), 5.35% cash, 7.35% PIK, 2/8/29		4,991	4,891,535
Barnes Group, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 9/3/30		17,240	17,372,767
Clark Equipment Co., Term Loan, 7.321%, (SOFR + 2.00%), 4/20/29		9,974	9,996,736
Conair Holdings LLC, Term Loan, 9.208%, (SOFR + 3.75%), 5/17/28		24,021	23,290,111
CPM Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 9/28/28		3,980	3,925,275
Delachaux Group SA, Term Loan, 7.386%, (3 mo. EURIBOR + 3.75%), 4/16/29	EUR	6,086	6,636,214
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30		7,492	7,506,845
Engineered Machinery Holdings, Inc.:
Term Loan, 7.472%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,576	11,511,621
Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28		12,908	12,986,408
Term Loan - Second Lien, 11.596%, (SOFR + 6.00%), 5/21/29		2,000	2,010,000
Filtration Group Corp., Term Loan, 8.958%, (SOFR + 3.50%), 10/21/28		8,905	8,966,336
Icebox Holdco III, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 12/22/28		4,117	4,142,353
INNIO Group Holding GmbH, Term Loan, 7.414%, (3 mo. EURIBOR + 3.75%), 11/2/28	EUR	4,722	5,141,462
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		11,492	11,533,231
Pro Mach Group, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 8/31/28		2,784	2,794,808
Roper Industrial Products Investment Co. LLC:
Term Loan, 7.472%, (3 mo. EURIBOR + 3.75%), 11/22/29	EUR	988	1,072,463
Term Loan, 8.585%, (SOFR + 3.25%), 11/22/29		6,383	6,402,528
SPX Flow, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/5/29		9,870	9,953,094
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	8,550	9,295,885
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,564,349
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		12,935	$ 13,020,414
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	11,775	12,708,741
			$ 246,115,942
Media — 0.5%
Aragorn Parent Corp., Term Loan, 9.595%, (SOFR + 4.25%), 12/15/28		5,646	$ 5,688,948
Gray Television, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 12/1/28		1,019	948,284
Hubbard Radio LLC, Term Loan, 9.844%, (SOFR + 4.50%), 9/30/27		5,146	4,134,092
iHeartCommunications, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 5/1/26		2,365	2,002,128
MJH Healthcare Holdings LLC, Term Loan, 1/28/29(10)		2,300	2,307,188
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26		6,117	5,842,972
Univision Communications, Inc., Term Loan, 8.708%, (SOFR + 3.25%), 3/16/26		8,622	8,626,820
			$ 29,550,432
Metals/Mining — 0.9%
Arsenal AIC Parent LLC, Term Loan, 9.094%, (SOFR + 3.75%), 8/18/30		17,716	$ 17,799,402
Dynacast International LLC, Term Loan, 14.697%, (SOFR + 9.00%), 10/22/25		3,010	2,216,455
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29		16,191	15,860,898
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28		5,771	5,796,104
Zekelman Industries, Inc., Term Loan, 7.60%, (SOFR + 2.25%), 1/24/31		5,304	5,324,879
			$ 46,997,738
Oil, Gas & Consumable Fuels — 1.1%
Freeport LNG Investments LLLP, Term Loan, 9.044%, (SOFR + 3.50%), 12/21/28		11,691	$ 11,653,620
GIP II Blue Holding LP, Term Loan, 9.094%, (SOFR + 3.75%), 9/29/28		7,716	7,797,358
ITT Holdings LLC, Term Loan, 8.444%, (SOFR + 3.00%), 10/11/30		8,511	8,549,357

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Matador Bidco SARL, Term Loan, 9.535%, (SOFR + 4.25%), 7/16/29		29,032	$ 29,080,450
Oxbow Carbon LLC, Term Loan, 8.844%, (SOFR + 3.50%), 5/10/30		5,618	5,646,341
			$ 62,727,126
Pharmaceuticals — 1.4%
Aenova Holding GmbH, Term Loan, 8.133%, (1 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 1,004,523
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.596%, (1 mo. EURIBOR + 4.00%), 9/30/28	EUR	13,000	14,153,664
Ceva Sante Animale:
Term Loan, 7.222%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	10,300	11,171,285
Term Loan, 8.573%, (SOFR + 3.25%), 11/1/30		4,165	4,185,385
Jazz Financing Lux SARL, Term Loan, 7.594%, (SOFR + 2.25%), 5/5/28		6,936	6,956,133
Mallinckrodt International Finance SA:
Term Loan, 12.845%, (SOFR + 7.50%), 11/14/28		3,425	3,795,872
Term Loan - Second Lien, 14.845%, (SOFR + 9.50%), 11/14/28		19,413	21,050,860
Nidda Healthcare Holding AG, Term Loan, 2/21/30(10)	EUR	8,200	8,876,464
PharmaZell GmbH, Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	1,943,585
Recipharm AB, Term Loan, 6.766%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	1,835,878
			$ 74,973,649
Professional Services — 3.3%
AAL Delaware Holdco, Inc., Term Loan, 7/30/31(10)		6,650	$ 6,687,406
APFS Staffing Holdings, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 12/29/28		3,581	3,566,554
Apleona Holding GmbH, Term Loan, 6.336%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	7,525	8,142,473
CoreLogic, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 6/2/28		13,991	13,806,574
Term Loan - Second Lien, 11.958%, (SOFR + 6.50%), 6/4/29		1,200	1,176,000
Corporation Service Co., Term Loan, 7.844%, (SOFR + 2.50%), 11/2/29		3,875	3,896,381
Crisis Prevention Institute, Inc., Term Loan, 10.085%, (SOFR + 4.75%), 4/9/31		3,025	3,042,645
EAB Global, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 8/16/28		16,578	16,536,538
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Employbridge Holding Co., Term Loan, 10.423%, (SOFR + 4.75%), 7/19/28(11)		20,442	$ 13,170,156
First Advantage Holdings LLC, Term Loan, 8.208%, (SOFR + 2.75%), 1/31/27		5,857	5,891,944
Fleet Midco I Ltd., Term Loan, 8.338%, (SOFR + 3.25%), 2/21/31		7,207	7,224,955
Genuine Financial Holdings LLC, Term Loan, 9.345%, (SOFR + 4.00%), 9/27/30		4,069	4,078,154
Mermaid Bidco, Inc., Term Loan, 8.584%, (SOFR + 3.25%), 7/3/31		4,475	4,505,766
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29		7,949	7,500,983
PHM Group Holding Oy, Term Loan, 6/24/31(10)	EUR	4,900	5,289,767
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7.374%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	15,075	16,382,412
Teneo Holdings LLC, Term Loan, 10.094%, (SOFR + 4.75%), 3/13/31		10,224	10,285,087
Trans Union LLC, Term Loan, 7.347%, (SOFR + 2.00%), 12/1/28		31,467	31,537,644
Vaco Holdings LLC, Term Loan, 10.485%, (SOFR + 5.00%), 1/21/29		9,066	9,000,606
Wood Mackenzie Ltd., Term Loan, 8.823%, (SOFR + 3.50%), 2/7/31		11,675	11,742,493
			$ 183,464,538
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.208%, (SOFR + 2.75%), 8/21/25		372	$ 373,179
Term Loan, 8.344%, (SOFR + 3.00%), 1/31/30		6,628	6,635,934
Term Loan, 9.094%, (SOFR + 3.75%), 1/31/30		6,360	6,391,561
Greystar Real Estate Partners LLC, Term Loan, 8.577%, (SOFR + 3.25%), 8/21/30		7,944	7,984,050
Homeserve USA Holding Corp., Term Loan, 7.845%, (SOFR + 2.50%), 10/21/30		9,476	9,505,863
RE/MAX International, Inc., Term Loan, 7.958%, (SOFR + 2.50%), 7/21/28		14,626	13,958,927
			$ 44,849,514
Road & Rail — 1.9%
Avis Budget Car Rental LLC:
Term Loan, 7.208%, (SOFR + 1.75%), 8/6/27		30,006	$ 29,987,148
Term Loan, 8.444%, (SOFR + 3.00%), 3/16/29		2,978	2,986,777
Hertz Corp.:
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28		16,975	15,466,777
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28		3,298	3,005,044
Term Loan, 9.098%, (SOFR + 3.75%), 6/30/28		7,512	6,829,890

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Uber Technologies, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 3/3/30		46,061	$ 46,349,121
			$ 104,624,757
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		6,299	$ 6,311,747
Term Loan - Second Lien, 10.852%, (SOFR + 5.60%), 2/1/30		6,650	6,557,179
Bright Bidco BV, Term Loan, 14.252%, (SOFR + 9.00%), 6.252% cash, 8.00% PIK, 10/31/27		3,613	1,743,038
MaxLinear, Inc., Term Loan, 7.714%, (SOFR + 2.25%), 6/23/28		2,955	2,929,498
MKS Instruments, Inc., Term Loan, 7.597%, (SOFR + 2.25%), 8/17/29		13,794	13,869,066
Synaptics, Inc., Term Loan, 7.85%, (SOFR + 2.25%), 12/2/28		2,735	2,739,368
			$ 34,149,896
Software — 11.2%
Applied Systems, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 2/24/31		43,551	$ 43,843,780
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28		10,314	3,352,132
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28		7,417	6,503,425
Term Loan, 18.665%, (SOFR + 13.33%), 10/25/29		15,206	4,637,786
Banff Merger Sub, Inc.:
Term Loan, 7.846%, (1 mo. EURIBOR + 4.25%), 12/29/28	EUR	1,902	2,066,065
Term Loan, 9.005%, (SOFR + 3.75%), 7/3/31		3,536	3,523,635
Cegid Group SAS:
Term Loan, 7.205%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	6,150	6,674,141
Term Loan, 7/10/28(10)	EUR	3,850	4,176,820
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29		19,825	19,658,596
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29		20,368	20,397,620
Cloudera, Inc.:
Term Loan, 9.194%, (SOFR + 3.75%), 10/8/28		28,039	27,302,983
Term Loan - Second Lien, 11.444%, (SOFR + 6.00%), 10/8/29		2,950	2,771,156
Constant Contact, Inc., Term Loan, 9.566%, (SOFR + 4.00%), 2/10/28		5,004	4,864,834
Cornerstone OnDemand, Inc., Term Loan, 9.208%, (SOFR + 3.75%), 10/16/28		8,215	7,763,165
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/26/31		19,675	$ 19,281,500
E2open LLC, Term Loan, 8.958%, (SOFR + 3.50%), 2/4/28		16,051	16,104,149
ECI Macola Max Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 5/9/30		15,644	15,772,789
Epicor Software Corp.:
Term Loan, 0.00%, 5/30/31(12)		5,307	5,350,009
Term Loan, 8.594%, (SOFR + 3.25%), 5/23/31		45,231	45,587,682
Fiserv Investment Solutions, Inc., Term Loan, 9.326%, (SOFR + 4.00%), 2/18/27		12,344	11,916,216
Gen Digital, Inc., Term Loan, 7.094%, (SOFR + 1.75%), 9/12/29		1,157	1,157,069
GoTo Group, Inc.:
Term Loan, 10.182%, (SOFR + 4.75%), 4/28/28		12,898	11,438,573
Term Loan - Second Lien, 10.182%, (SOFR + 4.75%), 4/28/28		8,173	3,357,880
IGT Holding IV AB:
Term Loan, 6.622%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	6,205	6,679,646
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		3,984	3,989,182
iSolved, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 10/15/30		5,162	5,194,325
Ivanti Software, Inc., Term Loan, 9.833%, (SOFR + 4.25%), 12/1/27		3,860	3,240,568
Marcel LUX IV SARL:
Term Loan, 7.664%, (1 mo. EURIBOR + 4.00%), 11/9/30	EUR	8,650	9,422,311
Term Loan, 9.31%, (SOFR + 4.00%), 11/11/30		28,251	28,480,929
Maverick Bidco, Inc., Term Loan, 9.152%, (SOFR + 3.75%), 5/18/28		2,519	2,513,305
McAfee LLC, Term Loan, 8.593%, (SOFR + 3.25%), 3/1/29		29,628	29,631,586
Mosel Bidco SE:
Term Loan, 8.222%, (3 mo. EURIBOR + 4.50%), 9/16/30	EUR	1,825	1,989,096
Term Loan, 9.835%, (SOFR + 4.50%), 9/16/30		2,575	2,587,875
N-Able International Holdings II LLC, Term Loan, 8.359%, (SOFR + 2.75%), 7/19/28		1,254	1,258,672
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30		15,645	15,746,317
Polaris Newco LLC:
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,412	8,948,971
Term Loan, 9.514%, (SOFR + 4.00%), 6/2/28		2,919	2,925,394
Proofpoint, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 8/31/28		21,575	21,666,566
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29		16,453	12,268,104

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
RealPage, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 4/24/28		10,636	$ 10,385,331
Redstone Holdco 2 LP, Term Loan, 10.264%, (SOFR + 4.75%), 4/27/28		11,692	9,927,816
Sabre GLBL, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 12/17/27		5,850	5,307,356
Term Loan, 8.958%, (SOFR + 3.50%), 12/17/27		3,733	3,386,541
Term Loan, 9.694%, (SOFR + 4.25%), 6/30/28		3,513	3,222,869
Term Loan, 10.444%, (SOFR + 5.00%), 6/30/28		3,146	2,939,782
Skillsoft Corp., Term Loan, 10.714%, (SOFR + 5.25%), 7/14/28		10,256	8,275,052
SolarWinds Holdings, Inc., Term Loan, 8.10%, (SOFR + 2.75%), 2/5/30		18,345	18,437,165
Sophia LP, Term Loan, 8.944%, (SOFR + 3.50%), 10/9/29		22,981	23,196,236
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31		35,095	35,240,110
Veritas U.S., Inc., Term Loan, 10.458%, (SOFR + 5.00%), 9/1/25		29,992	26,458,176
Vision Solutions, Inc.:
Term Loan, 9.514%, (SOFR + 4.25%), 4/24/28		33,064	32,061,757
Term Loan - Second Lien, 12.764%, (SOFR + 7.25%), 4/23/29		1,500	1,395,000
			$ 624,278,043
Specialty Retail — 2.4%
Apro LLC, Term Loan, 9.077%, (SOFR + 3.75%), 7/9/31		5,750	$ 5,785,937
Belron Luxembourg SARL, Term Loan, 6.252%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,575	3,892,923
Boels Topholding BV, Term Loan, 6.802%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	6,681	7,259,471
Etraveli Holding AB, Term Loan, 8.222%, (3 mo. EURIBOR + 4.50%), 11/2/28	EUR	11,694	12,709,262
Great Outdoors Group LLC, Term Loan, 9.208%, (SOFR + 3.75%), 3/6/28		27,111	27,122,466
Harbor Freight Tools USA, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31		22,725	22,466,185
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29		2,626	2,642,651
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31		18,044	18,081,971
LIDS Holdings, Inc., Term Loan, 10.994%, (SOFR + 5.50%), 12/14/26		3,903	3,898,309
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28		15,741	15,768,492
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mavis Tire Express Services Corp., Term Loan, 8.847%, (SOFR + 3.50%), 5/4/28		1,600	$ 1,606,750
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28		12,132	12,047,418
			$ 133,281,835
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 8.722%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 8,147,854
			$ 8,147,854
Trading Companies & Distributors — 2.8%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		8,438	$ 8,481,772
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.345%, (SOFR + 2.00%), 6/22/28		40,624	40,798,815
Beacon Roofing Supply, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 5/19/28		5,323	5,350,974
Core & Main LP, Term Loan, 7.589%, (SOFR + 2.25%), 2/9/31		3,682	3,695,306
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		7,171	7,234,453
Foundation Building Materials Holding Co. LLC, Term Loan, 9.252%, (SOFR + 4.00%), 1/29/31(11)		12,369	12,265,410
Patagonia Bidco Ltd., Term Loan, 10.483%, (SONIA + 5.25%), 11/1/28	GBP	20,400	23,183,100
PEARLS (Netherlands) Bidco BV, Term Loan, 7.636%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,512,168
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28		38,210	31,495,857
White Cap Buyer LLC, Term Loan, 8.594%, (SOFR + 3.25%), 10/19/29		6,100	6,078,552
Windsor Holdings III LLC, Term Loan, 9.345%, (SOFR + 4.00%), 8/1/30		11,740	11,848,521
			$ 156,944,928
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 12/17/27		18,819	$ 18,868,730
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27		14,856	14,419,677
SBA Senior Finance II LLC, Term Loan, 7.344%, (SOFR + 2.00%), 1/25/31		7,257	7,275,368
			$ 40,563,775
Total Senior Floating-Rate Loans (identified cost $4,710,880,947)			$4,576,010,056

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(5)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(13)	181,022,325	$ 181,022,325
Total Short-Term Investments (identified cost $181,022,325)		$ 181,022,325
Total Investments — 98.7% (identified cost $5,679,335,182)		$5,481,382,070
Less Unfunded Loan Commitments — (0.1)%		$ (5,306,894)
Net Investments — 98.6% (identified cost $5,674,028,288)		$5,476,075,176
Other Assets, Less Liabilities — 1.4%		$ 78,024,704
Net Assets — 100.0%		$5,554,099,880
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $662,303,558 or 11.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	Affiliated company.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitments is $5,350,009.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	290,612,787	EUR	270,766,698	Standard Chartered Bank	8/2/24	$ —	$(2,424,448)
EUR	20,000,000	USD	21,724,506	Australia and New Zealand Banking Group Limited	8/30/24	—	(51,323)
EUR	27,400,000	USD	29,422,123	State Street Bank and Trust Company	8/30/24	270,138	—
GBP	2,000,000	USD	2,542,406	State Street Bank and Trust Company	8/30/24	29,396	—
USD	33,974,671	EUR	31,283,000	Bank of America, N.A.	8/30/24	74,561	—

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	33,200,373	EUR	30,579,992	Bank of America, N.A.	8/30/24	$ 62,085	$ —
USD	34,454,893	EUR	31,743,000	Bank of America, N.A.	8/30/24	56,301	—
USD	34,981,048	EUR	32,204,000	Standard Chartered Bank	8/30/24	82,888	—
USD	35,968,888	EUR	33,124,000	Standard Chartered Bank	8/30/24	73,762	—
USD	34,956,814	EUR	32,204,000	State Street Bank and Trust Company	8/30/24	58,655	—
USD	14,142,033	EUR	13,111,324	State Street Bank and Trust Company	8/30/24	—	(66,173)
USD	14,257,108	GBP	11,206,000	Bank of America, N.A.	8/30/24	—	(152,695)
USD	192,739	GBP	152,410	HSBC Bank USA, N.A.	8/30/24	—	(3,245)
USD	14,118,884	GBP	11,101,615	State Street Bank and Trust Company	8/30/24	—	(156,692)
USD	293,427,905	EUR	270,766,698	Standard Chartered Bank	9/3/24	—	(45,806)
USD	23,271,480	EUR	21,678,000	State Street Bank and Trust Company	9/30/24	—	(254,306)
USD	23,485,437	EUR	21,884,069	State Street Bank and Trust Company	9/30/24	—	(263,982)
USD	23,511,936	EUR	21,914,000	State Street Bank and Trust Company	9/30/24	—	(269,966)
						$707,786	$(3,688,636)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2024, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $181,022,325, which represents 3.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)(2)(3)	$0	$ —	$ —	$ —	$ —	$0	$ —	2,577
Short-Term Investments
Liquidity Fund, Institutional Class(4)	143,913,942	1,199,354,926	(1,162,246,543)	—	—	181,022,325	5,575,026	181,022,325
Total				$ —	$ —	$181,022,325	$5,575,026
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 216,363,203	$ —	$ 216,363,203
Common Stocks	768,427	46,892,553	0	47,660,980
Corporate Bonds	—	460,325,506	—	460,325,506
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,539,705,300	30,997,862	4,570,703,162
Warrants	—	—	0	0
Short-Term Investments	181,022,325	—	—	181,022,325
Total Investments	$181,790,752	$5,263,286,562	$30,997,862	$5,476,075,176
Forward Foreign Currency Exchange Contracts	$ —	$ 707,786	$ —	$ 707,786
Total	$181,790,752	$5,263,994,348	$30,997,862	$5,476,782,962

Eaton Vance
Floating Rate Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (3,688,636)	$ —	$ (3,688,636)
Total	$ —	$ (3,688,636)	$ —	$ (3,688,636)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.